Share-Based Compensation - Schedule of Outstanding and Exercisable Stock Options (Details) - Stock Options and Cash-Based Stock Appreciation Rights	12 Months Ended
Jun. 30, 2025 $ / shares shares
Stock Options and Cash-Based Stock Appreciation Rights Outstanding
Number of Shares or Rights (in shares) | shares	922,229
Weighted Average Remaining Contractual Term	2 years 10 months 20 days
Weighted Average Exercise Price (in usd per share)	$ 35.47
Stock Options and Cash-Based Stock Appreciation Rights Exercisable
Number of Shares or Rights (in shares) | shares	922,229
Weighted Average Remaining Contractual Term	2 years 10 months 20 days
Weighted Average Exercise Price (in usd per share)	$ 35.47
$13.34 - $18.06
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range (in usd per share)	13.34
Range of Exercise Prices, upper range (in usd per share)	$ 18.06
Stock Options and Cash-Based Stock Appreciation Rights Outstanding
Number of Shares or Rights (in shares) | shares	15,584
Weighted Average Remaining Contractual Term	1 month 17 days
Weighted Average Exercise Price (in usd per share)	$ 17.84
Stock Options and Cash-Based Stock Appreciation Rights Exercisable
Number of Shares or Rights (in shares) | shares	15,584
Weighted Average Remaining Contractual Term	1 month 17 days
Weighted Average Exercise Price (in usd per share)	$ 17.84
$18.07 - $24.34
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range (in usd per share)	18.07
Range of Exercise Prices, upper range (in usd per share)	$ 24.34
Stock Options and Cash-Based Stock Appreciation Rights Outstanding
Number of Shares or Rights (in shares) | shares	188,290
Weighted Average Remaining Contractual Term	1 year 29 days
Weighted Average Exercise Price (in usd per share)	$ 21.50
Stock Options and Cash-Based Stock Appreciation Rights Exercisable
Number of Shares or Rights (in shares) | shares	188,290
Weighted Average Remaining Contractual Term	1 year 29 days
Weighted Average Exercise Price (in usd per share)	$ 21.50
$24.35 - $35.38
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range (in usd per share)	24.35
Range of Exercise Prices, upper range (in usd per share)	$ 35.38
Stock Options and Cash-Based Stock Appreciation Rights Outstanding
Number of Shares or Rights (in shares) | shares	190,302
Weighted Average Remaining Contractual Term	2 years 4 months 20 days
Weighted Average Exercise Price (in usd per share)	$ 34.59
Stock Options and Cash-Based Stock Appreciation Rights Exercisable
Number of Shares or Rights (in shares) | shares	190,302
Weighted Average Remaining Contractual Term	2 years 4 months 20 days
Weighted Average Exercise Price (in usd per share)	$ 34.59
$35.39 - $36.89
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range (in usd per share)	35.39
Range of Exercise Prices, upper range (in usd per share)	$ 36.89
Stock Options and Cash-Based Stock Appreciation Rights Outstanding
Number of Shares or Rights (in shares) | shares	322,676
Weighted Average Remaining Contractual Term	4 years 2 months 26 days
Weighted Average Exercise Price (in usd per share)	$ 36.41
Stock Options and Cash-Based Stock Appreciation Rights Exercisable
Number of Shares or Rights (in shares) | shares	322,676
Weighted Average Remaining Contractual Term	4 years 2 months 26 days
Weighted Average Exercise Price (in usd per share)	$ 36.41
$36.90 - $49.90
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower range (in usd per share)	36.90
Range of Exercise Prices, upper range (in usd per share)	$ 49.90
Stock Options and Cash-Based Stock Appreciation Rights Outstanding
Number of Shares or Rights (in shares) | shares	205,377
Weighted Average Remaining Contractual Term	3 years 1 month 2 days
Weighted Average Exercise Price (in usd per share)	$ 48.94
Stock Options and Cash-Based Stock Appreciation Rights Exercisable
Number of Shares or Rights (in shares) | shares	205,377
Weighted Average Remaining Contractual Term	3 years 1 month 2 days
Weighted Average Exercise Price (in usd per share)	$ 48.94